Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
24.	RELATED PARTY TRANSACTIONS

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31, 2015	December 31, 2014	December 31, 2013
Sales & other services	7	24	118
Research and development expenses	—	—	121
Other purchases	65	24	71
Accounts receivable	8	22	12
Accounts payable	61	56	82

For the years ended December 31, 2015, 2014 and 2013, the related party transactions were primarily with significant shareholders of the Company, or their subsidiaries and companies in which management of the Company perform similar policymaking functions. These include, but are not limited to: BESI, Flextronics, MicroOLED, Soitec, Oracle, Thales and Technicolor. The related party transactions presented in the table above also include transactions between the Company and its equity-method investments as listed in Note 10.

Until the sale of its ST-Ericsson AT SA (“JVD”) shares to Ericsson on August 2, 2013, leading to the de-recognition of its equity investment in JVD, the Company purchased R&D services from JVD ($121 million in 2013).

The Company made a contribution of $0.5 million for the years ended December 31, 2015, 2014 and 2013 to the ST Foundation, a non-profit organization established to deliver and coordinate independent programs in line with its mission. Certain members of the Foundation’s Board are senior members of the Company’s management.